Shareholder Report, Holdings (Details)	May 31, 2024
Class A | U.S.Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
Class A | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class A | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class A | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | U.S.Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
Class C | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class C | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
Class I | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class I | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class IS | U.S.Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
Class IS | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class IS | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class IS | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class IS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class IS | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class IS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class IS | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class IS | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class IS | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class IS | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class IS | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class IS | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class IS | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class IS | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class IS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class IS | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class IS | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class IS | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class R | U.S.Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
Class R | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class R | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class R | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class R | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class R | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class R | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class R | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%